Leases - Schedule of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows used in operating activities:
Interest paid	$ (22)	$ (24)
Cash flows used in financing activities:
Payment of lease obligations	$ (103)	$ (62)